Consolidated Statements Of Comprehensive Income (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Statement of Comprehensive Income [Abstract]
NET INCOME	$ 4,311,498	$ 4,641,204	$ 4,484,817
Unrealized gains (losses) on securities:
Unrealized holding gains (losses) during period	4,597,215	(7,525,775)	418,016
Reclassification adjustments for gains included in net income	(399,760)	(134,177)	(267,513)
Other comprehensive income (loss), before income taxes	4,197,455	(7,659,952)	150,503
Income tax benefit (expense) related to items of other comprehensive income (loss)	(1,427,135)	2,604,384	(51,171)
Other comprehensive income (loss)	2,770,320	(5,055,568)	99,332
COMPREHENSIVE INCOME (LOSS)	$ 7,081,818	$ (414,364)	$ 4,584,149